PHOENIX MULTI-PORTFOLIO FUND
            Supplement dated November 3, 2005 to the Prospectus dated
          March 29, 2005, as supplemented May 17, 2005, June 17, 2005,
                        July 1, 2005 and October 7, 2005


IMPORTANT NOTICE TO INVESTORS OF PHOENIX TAX-EXEMPT BOND FUND


The following corrects a scrivener's error in footnote (c) to the fund expense table in the supplement dated July 1, 2005 to the prospectus. The "Annual Fund Operating Expenses" portion of the table with the corrected footnote (c) is as follows:


  ----------------------------------------------------------------------------
                                                       CLASS A       CLASS B
                                                       SHARES        SHARES
                                                       ------        ------
  -------------------------------------------------- ------------ ------------
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  -------------------------------------------------- ------------ ------------
  Management Fees                                       0.45%        0.45%
  -------------------------------------------------- ------------ ------------
  Distribution and Service (12b-1) Fees                 0.25%        1.00%
  -------------------------------------------------- ------------ ------------
  Other Expenses                                        0.42%        0.42%
                                                        -----        -----
  -------------------------------------------------- ------------ ------------
  TOTAL ANNUAL FUND OPERATING EXPENSES                  1.12%        1.87%
  -------------------------------------------------- ------------ ------------
  Expense Reduction(c)                                 (0.12)%      (0.12)%
                                                       -------      -------
  -------------------------------------------------- ------------ ------------
  NET ANNUAL FUND OPERATING EXPENSES                    1.00%        1.75%
                                                        =====        =====
  ----------------------------------------------------------------------------
 (c) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through March 31, 2006, so that such expenses do not exceed 1.00% for Class A Shares and 1.75% for Class B Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.







           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


PXP 467 TEB-Exp (11/05)